Leases - Schedule of Operating Lease Amounts Recognized in the Consolidated Balance Sheet (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Operating Leased Assets [Line Items]
Right-of-use assets	$ 3,013,411	$ 384,266	$ 4,363,374
Weighted average remaining lease term (in years)	1 year 2 months 4 days	1 year 2 months 4 days	1 year 7 months 17 days
Weighted average discount rate (%)	5.00%	5.00%	5.00%
Nonrelated Party
Operating Leased Assets [Line Items]
Operating lease liabilities, current	$ 0	$ 0	$ 123,249
Operating lease liabilities - non-current	0	0	0
Related party
Operating Leased Assets [Line Items]
Operating lease liabilities, current	2,547,176	324,812	2,484,415
Operating lease liabilities - non-current	$ 466,235	$ 59,454	$ 1,755,710